INCOME TAX - Deferred tax assets have not been recognised (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Estimated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 17.2	R 18.1
Estimated tax losses - Capital nature
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	313.6	313.6
Unredeemed capital expenditure
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets have not been recognised	R 252.0	R 252.0